UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 97.5%
Australia — 7.5%
53,365	Asciano Ltd.	$ 242,122
99,211	BHP Billiton Ltd.	3,295,522
18,709	Campbell Brothers Ltd.	915,652
110,045	Centro Retail Australia	236,605
181,963	CFS Retail Property Trust	377,657
28,231	Commonwealth Bank of Australia	1,699,643
1,310	CSL Ltd.	58,584
317,611	Fortescue Metals Group Ltd.(a)	1,363,374
348,796	GPT Group	1,254,837
155,019	Lend Lease Group	1,311,194
68,708	National Australia Bank Ltd.	1,792,729
29,953	Ramsay Health Care Ltd.	745,262
4,535	Rio Tinto Ltd.	251,134
344,120	SP AusNet	380,131
65,199	Tabcorp Holdings Ltd.	221,906
18,106	Wesfarmers Ltd.	617,937
555,697	Westfield Retail Trust	1,775,505
155,068	Westpac Banking Corp.	3,761,174
7,026	Woolworths Ltd.	210,516

		20,511,484

Austria — 0.2%
124,862	Immofinanz Immobilien Anlagen	408,259
973	Raiffeisen Bank International AG	32,024
6,978	Voestalpine AG	189,526

		629,809

Belgium — 0.6%
20,457	Anheuser-Busch InBev NV	1,618,628
1,939	Delhaize Group SA	69,332

		1,687,960

Brazil — 0.9%
9,055	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	764,242
2,300	Companhia Brasileira de Meios de Pagamento	67,220
12,300	Natura Cosmeticos SA	321,305
35,531	Vale SA (Class B Stock), ADR	641,335
42,912	Vale SA (Preference) (Class B Stock), ADR	760,830

		2,554,932

Chile — 0.1%
2,200	Cia Cervecerias Unidas SA, ADR	145,706

China — 0.6%
368,000	China Bluechemical Ltd. (Class H Stock)	240,845
1,454,000	China Minsheng Banking Corp. Ltd. (Class H Stock)	1,344,748
91,000	China Petroleum & Chemical Corp. (Class H Stock)	81,959
42,200	Development Co. Ltd. (Class H Stock)	46,862

		1,714,414

Colombia — 0.1%
3,600	Ecopetrol SA, ADR(a)	206,028

Denmark — 1.1%
13	AP Moller — Maersk A/S (Class A Stock)	85,472
9	AP Moller — Maersk A/S (Class B Stock)	62,271
6,971	Coloplast A/S (Class B Stock)	1,319,947
9,580	Novo Nordisk A/S (Class B Stock)	1,477,118

		2,944,808

Finland — 1.1%
1,159	Kone OYJ (Class B Stock)	71,781
34,480	Metso OYJ	1,253,050
39,145	Orion OYJ (Class B Stock)	780,516
9,315	Pohjola Bank PLC (Class A Stock)	107,984
115,540	Stora ENSO OYJ (Class R Stock)	657,729

		2,871,060

France — 7.6%
80,880	AXA SA	982,673
15,297	BNP Paribas	565,069
24,791	Cap Gemini SA	904,616
9,582	Casino Guichard Perrachon SA	803,574
4,519	Christian Dior SA	624,044
17,691	Compagnie Generale des Etablissements Michelin	1,202,048
8,214	Dassault Systemes SA	810,167
41,380	Eiffage SA	1,093,961
20,466	European Aeronautic Defence and Space Co. NV	734,402
3,953	Fonciere DES Regions	285,287
27,756	France Telecom SA	371,685
1,982	ICADE	151,570
7,398	Imerys SA	372,397
6,988	Publicis Groupe	344,010
16,206	Rexel SA	270,831
50,437	Sanofi	4,115,050
15,442	Schneider Electric SA	870,664
2,667	Societe BIC SA	270,347
2,946	Technip SA	309,257
80,084	Total SA	3,689,988
1,040	Unibail-Rodamco SE	199,417
11,716	Vinci SA	496,141
65,144	Vivendi SA	1,235,502

		20,702,700

Germany — 6.7%
6,535	Adidas AG	490,142
41,361	BASF SE	3,019,557
29,679	Bayer AG	2,254,206
10,233	Bayerische Motoren Werke AG	761,577
13,163	Continental AG	1,190,163
17,655	Deutsche Bank AG	536,020
37,546	Deutsche Post AG	674,076
2,785	Fresenius SE & Co. KGaA	296,570
27,954	Hannover Rueckversicherung AG	1,670,375
4,597	Henkel AG & Co. KGaA	271,564
27,014	Lanxess AG	1,872,909
402	Linde AG	59,790
9,419	Muenchener Rueckversicherungs AG	1,334,604
10,139	RWE AG	398,060
26,226	SAP AG	1,664,386
3,276	Siemens AG	277,606
41,273	Suedzucker AG(a)	1,422,010

		18,193,615

Hong Kong — 3.6%
470,000	BOC Hong Kong Holdings Ltd.	1,437,531
43,200	Cheung Kong Holdings Ltd.	565,209
91,000	Cheung Kong Infrastructure Holdings Ltd.	551,324
283,000	China Citic Bank Corp. Ltd. (Class H Stock)	141,961
205,000	China Overseas Land & Investment Ltd.	481,527
669,000	Franshion Properties China Ltd.	205,934
296,000	Galaxy Entertainment Group Ltd.*	708,205
374,750	Great Wall Motor Co. Ltd. (Class H Stock)	837,675
268,800	Guangzhou R&F Properties Co. Ltd. (Class H Stock)	340,459
184,800	Hong Kong & China Gas Co. Ltd.	427,542
26,000	Hysan Development Co. Ltd.	109,479
39,500	Kerry Properties Ltd.	180,600
41,000	Lifestyle International Holdings Ltd.	93,773
229,500	Link REIT (The)	1,003,980
70,000	Power Assets Holdings Ltd.	549,331
86,000	Sino Land Co. Ltd.	146,127
91,000	SJM Holdings Ltd.	161,586
75,000	Sun Hung Kai Properties Ltd.	931,624
123,000	Wharf Holdings Ltd.	708,305
740,000	Yuexiu Property Co. Ltd.	166,664

		9,748,836

India — 0.4%
52,558	Tata Motors Ltd., ADR	1,061,672

Israel — 0.3%
869	Delek Group Ltd.	115,314
2,612	Elbit Systems Ltd.	84,458
5,304	Mizrahi Tefahot Bank Ltd.*	39,766

10,218	Teva Pharmaceutical Industries Ltd.	416,749
3,400	Teva Pharmaceutical Industries Ltd., ADR	139,026

		795,313

Italy — 2.2%
684,113	ENEL SpA	1,953,674
93,086	ENI SpA	1,919,466
113,867	Fiat Industrial SpA	1,115,600
132,485	Fiat SpA*	649,232
450,228	Telecom Italia SpA	366,498

		6,004,470

Japan — 19.1%
84,500	AEON Co. Ltd.	1,017,436
249,000	All Nippon Airways Co. Ltd.(a)	575,190
190,000	Aozora Bank Ltd.	435,320
250,200	Asahi Kasei Corp.	1,326,094
11,000	Canon, Inc.	367,325
210	Central Japan Railway Co.	1,734,968
21,000	Chiyoda Corp.	272,743
7,000	Daihatsu Motor Co. Ltd.	116,982
28,000	Daiwa House Industry Co. Ltd.	397,785
13,000	Denso Corp.	414,179
10,500	East Japan Railway Co.	671,652
11,600	Fanuc Corp.	1,790,905
178,000	Fuji Heavy Industries Ltd.	1,319,423
100	Fujitsu Ltd.	392
9,130	Hakuhodo DY Holdings, Inc.	601,234
140,000	Hino Motors Ltd.	967,479
17,700	Hitachi Construction Machinery Co. Ltd.(a)	316,397
78,100	Hitachi Ltd.	460,434
6,700	Idemitsu Kosan Co. Ltd.	561,218
11,000	Isuzu Motors Ltd.	56,079
199,300	Itochu Corp.	2,063,114
3,800	Itochu Techno-Solutions Corp.	196,499
44,400	Japan Tobacco, Inc.	1,394,808
11,000	JGC Corp.	336,193
500	Kamigumi Co. Ltd.	4,010
366	KDDI Corp.	2,519,983
1,000	Keyence Corp.	249,061
25,100	Kuraray Co. Ltd.	293,787
7,300	Kyocera Corp.	577,592
193,722	Marubeni Corp.	1,292,218
13,600	Mitsubishi Corp.	269,126
40,000	Mitsubishi Gas Chemical Co., Inc.	229,368
683,800	Mitsubishi UFJ Financial Group, Inc.	3,315,773
989,200	Mizuho Financial Group, Inc.	1,629,168
58,200	Nexon Co. Ltd.*	1,190,887
4,900	Nikon Corp.	135,311
87,000	Nippon Express Co. Ltd.	354,255
53,100	Nippon Telegraph & Telephone Corp.	2,464,875
3,500	Nitto Denko Corp.	150,372

7,300	Nok Corp.	139,592
2,990	ORIX Corp.	282,667
19,200	Otsuka Corp.	1,687,006
9,700	Otsuka Holdings Co. Ltd.	295,371
294,600	Resona Holdings, Inc.	1,199,411
23,100	Sankyo Co. Ltd.	1,144,967
26,000	Sekisui Chemical Co. Ltd.	220,895
31,000	Seven & I Holdings Co. Ltd.	981,107
6,500	Shimamura Co. Ltd.	754,383
15,400	Shimano, Inc.	1,022,659
75,300	SoftBank Corp.	2,872,982
15,300	Sony Corp.	186,047
98,600	Sumitomo Corp.	1,381,296
51,000	Sumitomo Metal Mining Co. Ltd.	544,729
80,900	Sumitomo Mitsui Financial Group, Inc.	2,547,647
190,000	Sumitomo Mitsui Trust Holdings, Inc.	542,684
41,900	Suzuki Motor Corp.	765,572
98,000	Tokyu Land Corp.	494,277
74,600	Toyoda Gosei Co., Ltd.	1,525,126
31,434	Toyota Motor Corp.	1,201,936
38,400	Yamaha Corp.	369,219

		52,229,208

Mexico — 0.2%
94,800	Grupo Mexico SAB de CV	266,611
32,200	Grupo Modelo SAB de CV	291,285

		557,896

Netherlands — 4.9%
46,123	ASML Holding NV	2,663,946
14,320	Heineken Holding NV	658,145
2,856	Heineken NV	154,738
154,767	Koninklijke Ahold NV	1,883,875
3,513	Koninklijke DSM NV	172,919
17,230	Koninklijke Philips Electronics NV	378,928
104,912	Royal Dutch Shell PLC (Class A Stock)	3,565,200
80,390	Royal Dutch Shell PLC (Class B Stock)	2,827,921
29,530	Unilever NV — CVA	1,025,222

		13,330,894

Norway — 1.7%
45,695	Seadrill Ltd.	1,780,803
45,234	Statoil ASA	1,075,058
34,883	Yara International ASA	1,647,189

		4,503,050

Philippines — 0.1%
221,300	Alliance Global Group, Inc.	61,631
44,820	San Miguel Corp.	119,455

		181,086

Portugal — 0.1%
164,930	EDP — Energias de Portugal SA	375,969

Russia — 1.1%
15,460	Gazprom OAO, ADR	142,146
11,645	Sberbank of Russia, ADR, OTC	129,779
118,410	Sberbank of Russia, ADR, XLON	1,309,989
3,628	Sistema JSFC, GDR	74,901
151,678	Surgutneftegas OAO, ADR	1,264,545

		2,921,360

Singapore — 2.1%
284,000	ComfortDelGro Corp. Ltd.	382,765
96,000	DBS Group Holdings Ltd.	1,132,553
1,469,000	Golden Agri-Resources Ltd.	869,940
93,000	Keppel Corp. Ltd.	832,348
347,000	Keppel Land Ltd.	953,119
25,000	Oversea-Chinese Banking Corp. Ltd.	191,207
21,400	SembCorp Industries Ltd.	90,647
300	UOL Group Ltd.	1,245
1,634,000	Yangzijiang Shipbuilding Holdings Ltd.	1,296,266

		5,750,090

South Africa — 0.7%
10,746	Bidvest Group Ltd.	257,169
166,919	FirstRand Ltd.	556,412
22,049	Imperial Holdings Ltd.	503,215
2,400	Kumba Iron Ore Ltd., ADR	49,800
12,022	MTN Group Ltd.	216,132
10,039	Sasol Ltd., ADR	416,518

		1,999,246

South Korea — 1.8%
6,988	Hyundai Motor Co.	1,451,721
2,266	Hyundai Motor Co., GDR	65,089
16,360	Kia Motors Corp.	1,121,490
112,910	Korea Exchange Bank*	833,595
7,028	KT&G Corp.	517,795
1,630	Samsung Electronics Co. Ltd., GDR	943,580

		4,933,270

Spain — 2.7%
11,066	Amadeus IT Holding SA (Class A Stock)	238,946
125,736	Banco Bilbao Vizcaya Argentaria SA	819,699
169,386	Banco Santander SA	1,025,614
61,217	Enagas	1,060,243
40,506	Ferrovial SA	440,000
66,650	Gas Natural SDG SA	820,659
246,996	Iberdrola SA	894,629
3,621	Inditex SA	372,674
29,084	Mapfre SA(a)	52,884
33,252	Red Electrica Corp. SA	1,316,643
22,908	Repsol YPF SA	365,090

		7,407,081

Sweden — 2.9%
29,893	Assa Abloy AB (Class B Stock)	903,759
3,641	Atlas Copco AB (Class A Stock)	81,530
13,976	Boliden AB	211,896
3,231	Getinge AB (Class B Stock)	92,381
36,067	Hexagon AB (Class B Stock)	686,745
5,625	Holmen AB (Class B Stock)	150,754
5,294	Investor AB (Class B Stock)	110,203
2,648	Kinnevik Investment AB (Class B Stock)	54,501
48,560	Sandvik AB	673,320
72,264	Skandinaviska Enskilda Banken (Class A Stock)	529,710
22,115	Svenska Handelsbanken AB (Class A Stock)	766,819
144,452	Swedbank AB (Class A Stock)	2,510,730
102,251	Volvo AB (Class B Stock)	1,258,145

		8,030,493

Switzerland — 7.5%
23,249	Adecco SA	1,019,152
28,420	Cie Financiere Richemont SA	1,608,032
64,431	Nestle SA	3,958,397
61,409	Novartis AG	3,605,878
25,619	Roche Holding AG	4,536,500
41,600	Swiss Re AG	2,604,101
3,065	Swisscom AG	1,226,152
912	Syngenta AG	310,976
9,056	Transocean Ltd.	428,054
29,596	UBS AG	311,351
4,255	Zurich Financial Services AG	944,365

		20,552,958

Taiwan — 0.9%
62,000	Asustek Computer, Inc.*	570,057
22,000	Farglory Land Development Co. Ltd.	35,355
322,000	Radiant Opto-Electronics Corp.*	1,249,423
27,362	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	382,247
479,000	TECO Electric And Machinery Co. Ltd.	302,912

		2,539,994

Thailand — 0.5%
876,900	Charoen Pokphand Foods PCL	1,058,856
3,700	PTT PCL	38,328
58,300	Siam Commercial Bank PCL	298,262

		1,395,446

United Kingdom — 18.1%
277,047	Aberdeen Asset Management PLC	1,119,836
14,577	Admiral Group PLC	249,162
28,651	Anglo American PLC	849,055
75,991	AstraZeneca PLC	3,548,915

47,807	Aviva PLC	218,916
41,643	Babcock International Group PLC	559,131
282,277	BAE Systems PLC	1,362,339
194,885	Balfour Beatty PLC	882,979
512,983	Barclays PLC	1,336,008
7,903	BG Group PLC	155,572
98,601	BHP Billiton PLC	2,875,078
623,016	BP PLC	4,136,760
54,126	British American Tobacco	2,874,859
532,347	BT Group PLC (Class A Stock)	1,811,150
75,925	Diageo PLC	2,029,444
142,909	GlaxoSmithKline PLC	3,288,282
409,384	HSBC Holdings PLC	3,420,019
36,939	Imperial Tobacco Group PLC	1,433,400
1,188,437	ITV PLC	1,402,353
194,817	J Sainsbury PLC	985,272
300,774	Legal & General Group PLC	598,699
176,168	National Grid PLC	1,827,345
432,176	Old Mutual PLC	1,063,836
9,646	Petrofac Ltd.	224,380
53,187	Prudential PLC	632,913
22,454	Reckitt Benckiser Group PLC	1,232,218
37,078	Rexam PLC	252,005
49,597	Rio Tinto PLC	2,284,022
7,565	Smiths Group PLC	126,194
5,950	SSE PLC	122,210
25,143	Standard Chartered PLC	575,574
116,692	Standard Life PLC	441,200
52,385	Tate & Lyle PLC	541,123
23,107	Tesco PLC	115,049
23,457	TUI Travel PLC	66,989
35,869	Unilever PLC	1,286,127
580,049	Vodafone Group PLC	1,660,052
318,745	WM Morrison Supermarkets PLC	1,383,896
18,646	WPP PLC	235,763
29,252	Xstrata PLC	386,557

		49,594,682

United States — 0.1%
400	Credicorp Ltd.	46,376
1,634	Millicom International Cellular SA	147,715
1,111	Southern Copper Corp.(a)	35,863

		229,954

	TOTAL COMMON STOCKS (cost $250,109,525)	266,305,484

EXCHANGE TRADED FUND — 1.1%
Exchange Traded Fund
62,600	iShares MSCI EAFE Index Fund (cost $3,070,775)(a)	3,130,000

PREFERRED STOCKS — 1.2%
Brazil — 0.4%
9,900	AES Tiete SA	140,104
45,700	Vale SA	812,885

		952,989

Germany — 0.6%
7,304	Henkel AG & Co. KGaA	524,351
7,124	Volkswagen AG	1,212,312

		1,736,663

South Korea — 0.2%
733	Hyundai Motor Co. — 1st offering	42,640
8,343	Hyundai Motor Co. — 2nd offering	547,995

		590,635

	TOTAL PREFERRED STOCKS (cost $3,278,590)	3,280,287
	TOTAL LONG-TERM INVESTMENTS (cost $256,458,890)	272,715,771

Principal Amount (000)
SHORT-TERM INVESTMENTS — 2.7%
UNITED STATES GOVERNMENT SECURITY — 0.1%
$ 200	U.S. Treasury Bill 0.080%, 9/20/12 (cost $199,978)(b)(c)	199,981

Shares
Affiliated Money Market Mutual Fund — 2.6%
7,232,971	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,232,971; includes $7,232,971 of cash collateral received for securities on loan)(d)(e)	7,232,971

	TOTAL SHORT-TERM INVESTMENTS (cost $7,432,949)	7,432,952

	TOTAL INVESTMENTS — 102.5% (cost $263,891,839)(f)	280,148,723
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (2.5%)	(6,863,950)

	NET ASSETS — 100.0%	$273,284,773

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

GDR—Global Depositary Receipt

OTC—Over-the-Counter

XLON—London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,727,875; cash collateral of $7,232,971 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$271,816,229	$25,485,252	$(17,152,758)	$8,332,494

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at July 31, 2012	Value at Trade Date	Unrealized Appreciation(1)
	Long Positions:
3	DAX Index	Sept. 2012	$626,031	$575,075	$50,956
1	FTSE 100 Index	Sept. 2012	87,893	85,738	2,155
1	SPI 200 Index	Sept. 2012	111,053	106,233	4,820

					$57,931

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$20,511,484	$—
Austria	—	629,809	—
Belgium	—	1,687,960	—
Brazil	2,554,932	—	—
Chile	145,706	—	—
China	—	1,714,414	—
Colombia	206,028	—	—
Denmark	—	2,944,808	—
Finland	—	2,871,060	—
France	—	20,702,700	—
Germany	—	18,193,615	—
Hong Kong	—	9,748,836	—
India	1,061,672	—	—
Israel	139,026	656,287	—
Italy	—	6,004,470	—
Japan	—	52,229,208	—
Mexico	557,896	—	—
Netherlands	—	13,330,894	—
Norway	—	4,503,050	—
Philippines	—	181,086	—
Portugal	—	375,969	—
Russia	129,779	2,791,581	—
Singapore	—	5,750,090	—
South Africa	466,318	1,532,928	—
South Korea	1,461,375	3,471,895	—
Spain	—	7,407,081	—
Sweden	—	8,030,493	—
Switzerland	—	20,552,958	—
Taiwan	382,247	2,157,747	—
Thailand	1,395,446	—	—
United Kingdom	—	49,594,682	—
United States	82,239	147,715	—
Exchange Traded Fund
United States	3,130,000	—	—
Preferred Stocks
Brazil	952,989	—	—
Germany		1,736,663	—
South Korea	—	590,635	—
United States Government Security	—	199,981	—
Affiliated Money Market Mutual Fund	7,232,971	—	—

	19,898,624	260,250,099	—
Other Financial Instruments*
Futures Contracts	57,931	—	—

Total	$19,956,555	$260,250,099	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2012 was as follows:

Commercial Banks	13.0%
Pharmaceuticals	8.9
Oil, Gas & Consumable Fuels	7.5
Metals & Mining	5.4
Automobiles	4.1
Insurance	3.9
Food Products	3.7
Chemicals	3.4
Machinery	3.2
Food & Staples Retailing	2.9
Wireless Telecommunication Services	2.7
Diversified Telecommunication Services	2.7
Real Estate Management & Development	2.7
Affiliated Money Market Mutual Fund (including 2.6% of collateral received for securities on loan)	2.6
Tobacco	2.3
Electric Utilities	2.2
Energy Equipment & Services	2.0
Real Estate Investment Trusts (REITs)	1.9
Trading Companies & Distributors	1.9
Semiconductors & Semiconductor Equipment	1.9
Beverages	1.8
Auto Components	1.6
Software	1.3
Construction & Engineering	1.3
Road & Rail	1.2
Exchange Traded Fund	1.1
IT Services	1.1
Textiles, Apparel & Luxury Goods	1.0
Leisure Equipment & Products	1.0
Media	0.9
Gas Utilities	0.8
Industrial Conglomerates	0.8
Multi-Utilities	0.8
Aerospace & Defense	0.8
Household Products	0.7
Electronic Equipment, Instruments & Components	0.7
Capital Markets	0.7
Professional Services	0.7
Healthcare Equipment & Supplies	0.5
Electrical Equipment	0.4
Hotels, Restaurants & Leisure	0.4
Specialty Retail	0.4
Diversified Financial Services	0.4
Healthcare Providers & Services	0.4
Building Products	0.3
Commercial Services & Supplies	0.3
Paper & Forest Products	0.3
Water Utilities	0.3
Air Freight & Logistics	0.2
Airlines	0.2
Computers & Peripherals	0.2
Distributors	0.2

Household Durables	0.1
Construction Materials	0.1
Office Electronics	0.1
Personal Products	0.1
Containers & Packaging	0.1
Sovereign	0.1
Marine	0.1
Independent Power Producers & Energy Traders	0.1

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Prudential International Value Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 93.9%
Australia — 3.4%
176,200	Arrium Ltd.	$ 131,678
33,100	Bendigo and Adelaide Bank Ltd.	283,944
3,216	BHP Billiton Ltd.	106,827
61,388	BlueScope Steel Ltd.*	16,956
12,700	Caltex Australia Ltd.	187,999
82,600	Challenger Ltd.	289,355
71,625	Downer EDI Ltd.*	226,823
253,200	Emeco Holdings Ltd.	201,026
171,558	Goodman Fielder Ltd.	87,232
77,000	Metcash Ltd.	275,440
24,000	National Australia Bank Ltd.	626,208
88,300	Pacific Brands Ltd.	48,048
6,200	Rio Tinto Ltd.	343,337
78,100	Telstra Corp. Ltd.	328,000

		3,152,873

Austria — 0.5%
10,700	OMV AG	335,727
5,700	Voestalpine AG	154,815

		490,542

Belgium — 0.3%
32,700	AGFA-Gevaert NV*	50,178
7,300	Delhaize Group SA	261,023
4,935	Dexia SA*	1,333

		312,534

Brazil — 1.3%
52,410	BM&FBOVESPA SA	294,889
14,217	Embraer SA, ADR	360,828
21,000	Natura Cosmeticos SA	548,570

		1,204,287

Canada — 2.3%
11,370	Canadian National Railway Co.	1,003,045
13,711	Cenovus Energy, Inc.	419,048
16,460	Potash Corp. of Saskatchewan, Inc.	726,874

		2,148,967

Cayman Islands — 1.2%
4,897	Baidu, Inc., ADR*	590,186
16,805	Tencent Holdings Ltd.	498,931

		1,089,117

China — 1.8%
93,143	China Life Insurance Co. Ltd. (Class H Stock)	255,685
281,529	China Merchants Bank Co. Ltd. (Class H Stock)	515,710

830,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	473,431
144,099	Sinopharm Group Co. Ltd. (Class H Stock)	421,707

		1,666,533

Denmark — 1.9%
7,700	Danske Bank A/S*	114,144
11,500	H. Lundbeck A/S	227,701
8,885	Novo Nordisk A/S (Class B Stock)	1,369,958

		1,711,803

Finland — 0.2%
13,700	Tieto Oyj	228,019

France — 8.2%
7,448	Air Liquide SA	832,971
20,000	AXA SA	242,995
8,100	BNP Paribas	299,213
7,202	Cie Generale des Etablissements Michelin (Class B Stock)	489,354
2,700	Ciments Francais SA	149,122
37,707	Credit Agricole SA*	161,165
9,900	France Telecom SA	132,573
6,885	LVMH Moet Hennessy Louis Vuitton SA	1,035,720
13,784	Publicis Groupe SA	678,568
3,900	Rallye SA	113,357
4,600	Renault SA	200,618
13,760	Sanofi	1,122,650
12,000	SCOR SE	284,363
5,863	Societe Generale*	129,051
5,900	Thales SA	184,495
16,400	Total SA	755,654
5,100	Valeo SA	218,496
27,796	Vivendi SA	527,171

		7,557,536

Germany — 9.1%
14,090	Adidas AG	1,056,787
12,400	Allianz SE	1,230,189
3,300	Aurubis AG	168,307
6,200	BASF SE	452,631
3,100	Bayer AG	235,454
7,500	Daimler AG	373,692
8,700	Deutsche Bank AG	264,139
12,200	E.ON AG	259,641
12,348	Fresenius Medical Care AG & Co. KGaA	892,615
4,300	Hannover Rueckversicherung AG	256,944
2,200	Merck KGaA	221,262
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	382,570
5,100	Rheinmetall AG	254,411
7,300	RWE AG	286,600
12,884	SAP AG	817,660
8,900	Siemens AG	754,181
7,800	ThyssenKrupp AG	142,993
2,500	Volkswagen AG	397,404

		8,447,480

Hong Kong — 2.8%
103,000	Cathay Pacific Airways Ltd.	169,891
516,108	CNOOC Ltd.	1,035,341
388,800	First Pacific Co. Ltd.	434,691
44,548	Hong Kong Exchanges and Clearing Ltd.	594,370
58,100	Kingboard Chemical Holdings Ltd.	119,475
68,200	Yue Yuen Industrial Holdings Ltd.	205,907

		2,559,675

Ireland — 1.0%
4,370	Accenture PLC (Class A Stock)	263,511
20,600	Allied Irish Banks PLC*	1,267
12,400	Covidien PLC	692,912
15,600	Irish Life & Permanent Group Holdings PLC*	536

		958,226

Israel — 2.4%
62,300	Bank Hapoalim BM	180,526
11,063	Check Point Software Technologies Ltd.*	537,330
6,200	Elbit Systems Ltd.	200,474
9,100	Teva Pharmaceutical Industries Ltd.	371,151
22,014	Teva Pharmaceutical Industries Ltd., ADR	900,152

		2,189,633

Italy — 1.5%
14,400	Banco Popolare Scarl*	16,769
124,700	Enel SpA	356,115
35,100	ENI SpA	723,775
15,200	Finmeccanica SpA*	55,538
251,900	Telecom Italia SpA	205,054

		1,357,251

Japan — 15.7%
8,373	Alpine Electronics, Inc.	87,888
11,400	Aoyama Trading Co. Ltd.	222,687
3,393	Canon, Inc.	113,303
22,500	COMSYS Holdings Corp.	280,436
294	Dai-ichi Life Insurance Co. Ltd. (The)	308,184
3,509	Fanuc Corp.	541,749
73,900	Fukuoka Financial Group, Inc.	269,490
8,700	Fuyo General Lease Co. Ltd.	282,083
21,600	Heiwa Corp.	390,265
12,800	Hitachi Capital Corp.	232,237
57,894	JX Holdings, Inc.	278,287
203	KDDI Corp.	1,397,695
9,400	Keihin Corp.	125,734
29,045	Komatsu Ltd.	644,342
50,100	Kurabo Industries Ltd.	85,412
20,400	Kyorin Holdings, Inc.	444,604
25,600	Kyowa Exeo Corp.	262,721
76,000	Marubeni Corp.	506,956
3,900	Miraca Holdings, Inc.	165,728
5,900	Mitsubishi Corp.	116,753
174,700	Mitsubishi UFJ Financial Group, Inc.	847,127

25,800	Mitsui & Co. Ltd.	380,980
248,700	Mizuho Financial Group, Inc.	409,598
14,700	Nippon Electric Glass Co. Ltd.	77,386
22,800	Nippon Shokubai Co. Ltd.	277,377
12,300	Nippon Telegraph & Telephone Corp.	570,960
78,700	Nishi-Nippon City Bank Ltd. (The)	172,035
15,000	Nissan Shatai Co. Ltd.	164,230
300	NTT DoCoMo, Inc.	501,473
12,100	Otsuka Holdings Co. Ltd.	368,453
3,400	Sankyo Co. Ltd.	168,523
49,800	Sankyu, Inc.	186,316
29,400	Seino Holdings Co. Ltd.	198,253
13,500	Shimachu Co. Ltd.	283,716
25,400	Shizuoka Gas Co. Ltd.	164,370
38,600	Sumitomo Corp.	540,751
17,900	Sumitomo Mitsui Financial Group, Inc.	563,694
14,006	Sumitomo Mitsui Trust Holdings, Inc.	40,004
52,600	Toagosei Co. Ltd.	197,577
16,700	Toppan Forms Co. Ltd.	153,770
24,171	Toyota Motor Corp.	924,222
18,300	Toyota Tsusho Corp.	338,366
36,900	Yokohama Rubber Co. Ltd. (The)	255,160

		14,540,895

Mexico — 0.7%
214,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	605,181

Netherlands — 3.3%
18,800	Aegon NV	85,340
44,700	ING Groep NV, CVA*	294,055
40,800	Koninklijke Ahold NV	496,631
8,300	Koninklijke DSM NV	408,548
21,300	Koninklijke KPN NV	174,832
8,366	Koninklijke Philips Electronics NV	183,988
2,000	Nutreco NV	143,602
15,049	Schlumberger Ltd.	1,072,392
11,700	Yandex NV (Class A Stock)*	224,991

		3,084,379

New Zealand — 0.2%
279,800	Air New Zealand Ltd.(c)	203,686

Norway — 0.7%
15,500	Cermaq ASA*	183,534
20,700	DnB ASA	217,326
9,700	Statoil ASA	230,536

		631,396

Singapore — 0.4%
578,400	Golden Agri-Resources Ltd.	342,528

South Korea — 1.3%
3,530	Hyundai Motor Co.	733,339
370	Samsung Electronics Co. Ltd.	425,323

		1,158,662

Spain — 1.2%
28,659	Banco Bilbao Vizcaya Argentaria SA	186,834
19,900	Banco Espanol de Credito SA	52,174
73,500	Banco Santander SA	445,034
20,300	Repsol SA	323,526
12,200	Telefonica SA	138,388

		1,145,956

Sweden — 1.9%
31,600	Boliden AB	479,100
25,116	Hennes & Mauritz AB (Class B Stock)	927,187
5,500	NCC AB (Class B Stock)	102,983
8,500	Svenska Handelsbanken AB (Class A Stock)	294,731

		1,804,001

Switzerland — 7.5%
4,500	Baloise Holding AG	296,929
14,084	Clariant AG*	148,642
12,800	Credit Suisse Group AG*	217,922
500	Georg Fischer AG*	173,251
12,233	Julius Baer Group Ltd.*	436,960
18,200	Nestle SA	1,118,139
29,767	Novartis AG	1,747,890
4,400	Roche Holding AG	779,133
870	Swatch Group AG (The)	344,901
2,100	Swiss Life Holding AG*	200,341
6,400	Swiss Re AG*	400,631
1,340	Syngenta AG	456,916
1,400	Verwaltungs-und Privat-Bank AG	102,530
2,500	Zurich Insurance Group AG*	554,856

		6,979,041

United Kingdom — 22.5%
50,858	ARM Holdings PLC	439,947
20,700	AstraZeneca PLC	966,727
60,800	Aviva PLC	278,413
100,100	BAE Systems PLC	483,108
85,481	Barclays PLC	222,626
75,157	Beazley PLC	186,388
15,600	Berendsen PLC	124,328
46,244	BG Group PLC	910,321
116,400	BP PLC	772,884
22,696	British American Tobacco PLC	1,205,480
207,400	BT Group PLC	705,616
285,700	Cable & Wireless Communications PLC	139,794
20,109	Carnival PLC	674,499
38,100	Cookson Group PLC	327,724
29,400	Dairy Crest Group PLC	155,300
11,300	Drax Group PLC	84,026
20,900	GlaxoSmithKline PLC	480,901
98,900	Home Retail Group PLC	119,869
103,196	HSBC Holdings PLC	863,225
55,000	Intermediate Capital Group PLC	223,382
115,700	J. Sainsbury PLC	585,144

165,503	Kingfisher PLC	690,259
234,900	Legal & General Group PLC	467,575
27,900	Logica PLC	45,640
24,800	Marks & Spencer Group PLC	129,394
48,900	Marston’s PLC	85,186
35,300	Mondi PLC	300,316
142,800	Old Mutual PLC	351,514
29,034	Pearson PLC	543,563
19,573	Reckitt Benckiser Group PLC	1,074,116
32,190	Rolls-Royce Holdings PLC*	427,890
46,900	Royal Dutch Shell PLC (Class B Stock)	1,649,826
100,287	RSA Insurance Group PLC	170,671
14,457	SABMiller PLC	623,345
44,457	Standard Chartered PLC	1,017,710
236,279	Tesco PLC	1,176,425
56,900	Thomas Cook Group PLC	14,897
50,700	Tullett Prebon PLC	216,360
515,770	Vodafone Group PLC	1,476,091
84,500	WM Morrison Supermarkets PLC	366,874

		20,777,354

United States — 0.6%
9,000	Yum! Brands, Inc.	583,560

	TOTAL COMMON STOCKS (cost $84,666,578)	86,931,115

PREFERRED STOCKS — 1.3%
Brazil — 0.5%
26,200	Itau Unibanco Holding SA, ADR 2.79% (PRFC)	414,222

Germany — 0.8%
4,552	Volkswagen AG, 1.81% (PRFC)	774,628

	TOTAL PREFERRED STOCKS (cost $930,518)	1,188,850

	TOTAL LONG-TERM INVESTMENTS (cost $85,597,096)	88,119,965

SHORT-TERM INVESTMENT— 3.3%
Affiliated Money Market Mutual Fund
3,015,430	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,015,430)(a)	3,015,430

	TOTAL INVESTMENTS — 98.5% (cost $88,612,526)(b)	91,135,395
	OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 1.5%	1,402,642

	NET ASSETS — 100%	$92,538,037

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

EUR—Euro

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(b)	The United States federal income tax basis of the Schedule of Investments was $89,327,731; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,807,664(gross unrealized appreciation $16,073,455; gross unrealized depreciation $14,265,791). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and mark-to-market of open passive foreign investment companies as of the most recent fiscal year end.
(c)	Indicates a security that has been deemed illiquid.
(d)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 11/08/12	Bank of New York Mellon	EUR	2,256	$2,955,290	$2,779,222	$176,068

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$3,152,873	$—
Austria	—	490,542	—
Belgium	—	312,534	—
Brazil	1,204,287	—	—
Canada	2,148,967	—	—
Cayman Islands	590,186	498,931	—
China	—	1,666,533	—
Denmark	—	1,711,803	—
Finland	—	228,019	—
France	—	7,557,536	—
Germany	—	8,447,480	—
Hong Kong	—	2,559,675	—
Ireland	958,226	—	—
Israel	1,437,482	752,151	—
Italy	—	1,357,251	—
Japan	—	14,540,895	—
Mexico	605,181	—	—
Netherlands	1,297,383	1,786,996	—
New Zealand	—	203,686	—
Norway	—	631,396	—
Singapore	—	342,528	—
South Korea	—	1,158,662	—
Spain	—	1,145,956	—
Sweden	—	1,804,001	—
Switzerland	102,530	6,876,511	—
United Kingdom	—	20,777,354	—
United States	583,560	—	—
Preferred Stocks:
Germany	—	774,628	—
Brazil	414,222	—	—
Affiliated Money Market Mutual Fund	3,015,430	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	176,068	—

Total	$12,357,454	$78,954,009	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 were as follows:

Banks	10.6%
Pharmaceuticals	10.3
Oil, Gas & Consumable Fuels	9.5
Telecommunications	6.9
Insurance	6.6
Food & Beverage	6.4
Retail & Merchandising	4.3
Chemicals	4.1
Automobile Manufacturers	3.8
Affiliated Money Market Mutual Fund	3.3
Diversified Financial Services	2.4
Distribution/Wholesale	2.1
Aerospace & Defense	1.9
Computer Services & Software	1.8
Holding Companies — Diversified	1.7
Metals & Mining	1.7
Machinery & Equipment	1.6
Transportation	1.5
Apparel	1.4
Automotive Parts	1.3
Entertainment & Leisure	1.3
Agriculture	1.3
Miscellaneous Manufacturing	1.3
Consumer Products & Services	1.3
Utilities	1.0
Healthcare Providers & Services	1.0
Engineering & Construction	0.9
Internet	0.8
Electronic Components & Equipment	0.8
Healthcare Products	0.7
Advertising	0.7
Internet Software & Services	0.6
Cosmetics/Personal Care	0.6
Media & Entertainment	0.6
Commercial Services	0.5
Semiconductors	0.5
Airlines	0.4
Forest & Paper Products	0.3
IT Services	0.3
Building Materials	0.2
Office Equipment	0.1
Home Furnishings	0.1

98.5
Other assets in excess of liabilities	1.5

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.7%
FOREIGN BONDS
Argentina — 1.0%
Argentina Boden Bonds, Sr. Unsec’d. Notes(a)	B3	0.785%	08/03/12		$375	$375,000

Brazil — 12.3%
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	Baa2	10.625	04/10/14	BRL	415	210,801
Brazil Notas Do Tesouro Nacional, Bonds, Ser. NTN-B — Inflation Linked	Baa2	6.000	08/15/14	BRL	52	58,338
Notes, Ser. NTN-B — Inflation Linked	Baa2	6.000	05/15/15	BRL	335	380,313
Notes, Ser. NTNF	Baa2	10.000	01/01/14	BRL	840	420,428
Notes, Ser. NTNF	Baa2	10.000	01/01/15	BRL	775	390,562
Notes, Ser. NTNF	Baa2	10.000	01/01/17	BRL	1,910	962,544
Notes, Ser. NTNF	Baa2	10.000	01/01/21	BRL	3,373	1,689,446
Brazilian Government International Bond, Sr. Unsec’d. Notes	Baa2	8.500	01/05/24	BRL	500	277,852
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	Baa1	10.500	11/23/15	BRL	300	159,941

						4,550,225

Colombia — 2.6%
Colombia Government International Bond, Sr. Unsec’d. Notes	Baa3	7.750	04/14/21	COP	197,000	138,299
Sr. Unsec’d. Notes	Baa3	9.850	06/28/27	COP	180,000	155,995
Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	700,000	488,644
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	Baa3	8.375	02/01/21	COP	300,000	187,841

						970,779

Costa Rica — 1.4%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, RegS	Baa3	6.548	03/20/14		$500	525,000

Dominican Republic — 0.5%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	B1	9.040	01/23/18		$153	170,614

Hungary — 6.0%
Hungary Government Bond, Bonds Ser. 16/C	Ba1	5.500	02/12/16	HUF	75,080	310,082
Ser. 17/B	Ba1	6.750	02/24/17	HUF	384,250	1,633,871
Ser. 23/A	Ba1	6.000	11/24/23	HUF	74,740	289,089

						2,233,042

Indonesia — 10.5%
Indonesia Treasury Bond, Sr. Unsec’d. Notes
Ser. FR36	Baa3	11.500	09/15/19	IDR	2,200,000	311,039
Ser. FR51	Baa3	11.250	05/15/14	IDR	2,950,000	343,847
Ser. FR53	Baa3	8.250	07/15/21	IDR	4,970,000	615,932
Ser. FR54	Baa3	9.500	07/15/31	IDR	4,000,000	560,710
Ser. FR55	Baa3	7.375	09/15/16	IDR	3,000,000	340,049
Ser. FR56	Baa3	8.375	09/15/26	IDR	1,000,000	126,313
Ser. FR58	Baa3	8.250	06/15/32	IDR	3,000,000	379,805
Ser. FR61	Baa3	7.000	05/15/22	IDR	10,600,000	1,226,426

						3,904,121

Malaysia — 6.3%
Malaysia Government Bond,
Bonds, Ser. 0111	A3	4.160	07/15/21	MYR	1,740	589,405
Bonds, Ser. 0311	A3	4.392	04/15/26	MYR	440	153,210

Sr. Unsec’d. Notes, Ser. 1/06	A3	4.262	09/15/16	MYR	1,200	400,248
Unsec’d. Notes, Ser. 0112	A3	3.418	08/15/22	MYR	3,200	1,024,696
Unsec’d. Notes, Ser. 0412	A3	4.127	04/15/32	MYR	500	168,039

						2,335,598

Mexico — 8.7%
Mexican Bonos, Bonds Ser. M	Baa1	6.500	06/10/21	MXN	8,000	660,906
Ser. M	Baa1	6.500	06/09/22	MXN	4,850	400,849
Ser. M20	Baa1	7.750	05/29/31	MXN	4,400	392,670
Ser. M20	Baa1	8.500	05/31/29	MXN	1,400	133,683
Petroleos Mexicanos, Gtd. Notes, 144A	Baa1	7.650	11/24/21	MXN	4,120	334,408
Gtd. Notes	Baa1	9.100	01/27/20	MXN	9,650	852,198
Unsec’d. Notes(a)	Baa1	5.200	05/12/14	MXN	6,000	454,563

						3,229,277

Netherlands — 0.5%
Vimpelcom Holdings BV, Gtd. Notes, 144A(a)	Ba3	4.461	06/29/14		$200	199,096

Nigeria — 0.4%
Nigeria Treasury Bond, Unsec’d. Notes	B+(b)	16.390	01/27/22	NGN	23,700	147,895

Peru — 4.8%
Peru Government Bond, Sr. Unsec’d. Notes,	Baa3	6.950	08/12/31	PEN	190	85,609
Peruvian Government International Bond, Sr. Unsec’d. Notes, 144A	Baa3	7.840	08/12/20	PEN	650	299,084
Sr. Unsec’d. Notes, RegS	Baa3	6.950	08/12/31	PEN	140	63,080
Sr. Unsec’d. Notes, RegS	Baa3	7.840	08/12/20	PEN	1,400	644,181
Sr. Unsec’d. Notes, RegS	Baa3	8.200	08/12/26	PEN	880	436,683
Sr. Unsec’d. Notes, RegS	Baa3	9.910	05/05/15	PEN	550	242,117

						1,770,754

Philippines — 2.7%
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba2	4.950	01/15/21	PHP	28,000	723,140
Sr. Unsec’d. Notes	Ba2	6.250	01/14/36	PHP	10,000	271,362

						994,502

Poland — 5.2%
Poland Government Bond, Bonds Ser. 0415	A2	5.500	04/25/15	PLN	1,705	526,833
Ser. 1019	A2	5.500	10/25/19	PLN	3,565	1,126,851
Ser. 1020	A2	5.250	10/25/20	PLN	840	259,932

						1,913,616

Russia — 8.8%
Home Credit & Finance Bank Via Eurasia Capital SA,
Unsec’d. Notes	Ba3	7.000	03/18/14		$250	257,812
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes, 144A	Baa1	8.625	02/17/17	RUB	3,000	94,405
Sr. Unsec’d. Notes, RegS	Baa1	8.625	02/17/17	RUB	32,600	1,025,863
Sr. Unsec’d. Notes, MTN	Baa1	8.700	03/17/16	RUB	18,000	578,438
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes, 144A	Baa1	7.850	03/10/18	RUB	10,000	331,595
Sr. Unsec’d. Notes, RegS	Baa1	7.850	03/10/18	RUB	20,000	663,191
RZD Capital Ltd., Sr. Unsec’d. Notes, RegS	Baa1	8.300	04/02/19	RUB	10,100	316,732

						3,268,036

Singapore — 0.4%
Berau Capital Resources Pte Ltd.,
Gtd. Notes, RegS	B1	12.500	07/08/15		$145	161,313

South Africa — 9.6%
Eskom Holdings Ltd., Notes, MTN	A3	10.000	01/25/33	ZAR	7,500	1,078,271
South Africa Government Bond, Bonds
Ser. R157	A3	13.500	09/15/15	ZAR	258	38,160
Ser. R186	A3	10.500	12/21/26	ZAR	8,703	1,341,803
Ser. R209	A3	6.250	03/31/36	ZAR	11,125	1,091,992

						3,550,226

Thailand — 3.8%
Thailand Government Bond, Bonds	Baa1	3.580	12/17/27	THB	11,000	352,358
Sr. Unsec’d. Notes	Baa1	3.625	06/16/23	THB	4,177	134,740
Sr. Unsec’d. Notes	Baa1	3.650	12/17/21	THB	20,300	661,143
Sr. Unsec’d. Notes	Baa1	3.850	12/12/25	THB	2,000	65,601
Sr. Unsec’d. Notes	Baa1	5.670	03/13/28	THB	5,000	199,012

						1,412,854

Turkey — 4.8%
Turkey Government Bond, Bonds	Ba2	3.000	07/21/21	TRY	1,203	677,014
Bonds	Ba2	9.000	01/27/16	TRY	1,080	621,879
Bonds	Ba2	10.500	01/15/20	TRY	775	492,242

						1,791,135

Ukraine — 0.6%
NAK Naftogaz Ukraine, Gtd. Notes	NR	9.500	09/30/14		$230	228,275

United Arab Emirates — 1.1%
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes, Ser. E, MTN	NR	6.396	11/03/14		155	165,664
Emirate of Dubai Government International Bonds, Sr. Notes, Ser. E, MTN, RegS	NR	6.700	10/05/15		250	273,750

						439,414

Uruguay — 0.4%
Uruguay Government International Bond, Sr. Unsec’d. Notes	Baa3	5.000	09/14/18	UYU	3,073	161,193

Venezuela — 3.3%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes	B1	8.000	11/17/13		$40	40,000
Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		1,340	1,170,892

						1,210,892

TOTAL LONG-TERM INVESTMENTS (cost $35,883,619)						35,542,857

					Shares
SHORT-TERM INVESTMENT — 3.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,257,870)(c)					1,257,870	1,257,870

TOTAL INVESTMENTS — 99.1% (cost $37,141,489)(d)						36,800,727
OTHER ASSETS IN EXCESS OF LIABILITIES(e) — 0.9%						340,138

NET ASSETS — 100.0%						$37,140,865

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR— Indian Rupee

KRW—South Korean Won

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

NR—Not Rated by Moody’s or Standard & Poor’s

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolio 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of July 31, 2012 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$37,368,091	$696,545	$(1,263,909)	$(567,364)

The difference between book basis and tax basis was primarily attributable to the difference in treatment of amortization of premiums as of the most recent fiscal year end.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	220,193	$110,000	$107,163	$(2,837)
Expiring 08/14/12	Citibank NA	BRL	106,503	53,600	51,833	(1,767)
Expiring 10/17/12	Citibank NA	BRL	117,383	57,400	56,483	(917)
Expiring 10/17/12	Goldman Sachs Group LP	BRL	186,880	91,250	89,924	(1,326)
Chilean Peso
Expiring 09/11/12	Citibank NA	CLP	35,568,212	70,397	73,195	2,798
Expiring 09/11/12	Citibank NA	CLP	27,876,310	57,400	57,366	(34)
Expiring 09/11/12	Citibank NA	CLP	27,664,200	54,500	56,929	2,429
Expiring 09/11/12	Citibank NA	CLP	21,974,520	44,700	45,221	521
Chinese Yuan Renminbi
Expiring 01/04/13	Citibank NA	CNY	1,794,240	283,280	279,509	(3,771)
Expiring 03/20/13	Goldman Sachs Group LP	CNY	2,527,000	400,000	392,664	(7,336)
Expiring 03/21/13	Barclays Capital, Inc.	CNY	1,674,005	265,000	260,111	(4,889)
Colombian Peso
Expiring 08/06/12	Citibank NA	COP	526,166,670	295,865	293,278	(2,587)
Expiring 08/06/12	Citibank NA	COP	159,310,800	89,400	88,798	(602)
Expiring 08/08/12	Citibank NA	COP	952,199,132	536,798	530,545	(6,253)
Expiring 08/08/12	Citibank NA	COP	644,809,170	360,027	359,274	(753)
Expiring 08/08/12	Citibank NA	COP	73,060,000	40,000	40,708	708
Expiring 11/01/12	Citibank NA	COP	342,881,480	189,030	188,523	(507)
Expiring 11/01/12	UBS AG	COP	57,381,127	31,593	31,549	(44)
Euro
Expiring 09/26/12	Citibank NA	EUR	5,920,000	7,262,964	7,289,105	26,141
Expiring 09/26/12	Citibank NA	EUR	440,000	540,496	541,758	1,262
Expiring 09/26/12	Citibank NA	EUR	300,000	368,651	369,380	729
Expiring 09/26/12	Citibank NA	EUR	140,000	169,664	172,377	2,713
Expiring 09/26/12	Citibank NA	EUR	110,000	135,618	135,439	(179)
Expiring 09/26/12	Citibank NA	EUR	105,000	129,406	129,283	(123)
Expiring 09/26/12	Citibank NA	EUR	90,000	110,689	110,814	125
Expiring 09/26/12	Citibank NA	EUR	75,000	90,604	92,345	1,741
Hungarian Forint
Expiring 09/25/12	Citibank NA	HUF	34,416,803	143,685	149,086	5,401
Expiring 10/18/12	Citibank NA	HUF	13,227,875	57,700	57,106	(594)
Indian Rupee
Expiring 10/05/12	Citibank NA	INR	5,001,930	89,400	88,741	(659)
Expiring 10/17/12	Citibank NA	INR	16,782,600	294,587	297,102	2,515
Expiring 10/17/12	UBS AG	INR	5,159,047	91,250	91,331	81
Malaysian Ringgit
Expiring 10/02/12	Citibank NA	MYR	1,153,035	360,887	366,815	5,928
Expiring 10/02/12	Citibank NA	MYR	940,092	292,563	299,072	6,509
Expiring 10/02/12	Citibank NA	MYR	429,994	134,900	136,794	1,894
Expiring 10/02/12	Citibank NA	MYR	253,880	80,000	80,767	767
Expiring 10/02/12	UBS AG	MYR	7,379,614	2,333,475	2,347,677	14,202
Expiring 10/05/12	Citibank NA	MYR	283,264	89,400	90,097	697
Expiring 10/17/12	Citibank NA	MYR	426,546	135,000	135,563	563
Mexican Peso
Expiring 09/11/12	Citibank NA	MXN	763,997	54,500	57,210	2,710
Expiring 09/11/12	Citibank NA	MXN	598,059	44,700	44,784	84
Expiring 09/21/12	Barclays Capital, Inc.	MXN	2,466,605	185,000	184,535	(465)
Expiring 09/21/12	Barclays Capital, Inc.	MXN	1,739,739	130,117	130,156	39
Expiring 09/21/12	Citibank NA	MXN	4,923,190	365,000	368,320	3,320
Expiring 09/21/12	Citibank NA	MXN	947,221	70,896	70,865	(31)
Expiring 09/21/12	JPMorgan Chase Bank	MXN	2,257,786	165,000	168,912	3,912
Expiring 11/21/12	Citibank NA	MXN	13,802,746	1,032,908	1,026,287	(6,621)

Philippine Peso
Expiring 08/03/12	Citibank NA	PHP	7,608,600	180,000	182,252	2,252
Expiring 08/03/12	Citibank NA	PHP	17,419	414	417	3
Expiring 08/22/12	Citibank NA	PHP	22,879,461	546,049	547,812	1,763
Expiring 08/22/12	Citibank NA	PHP	10,779,056	256,400	258,087	1,687
Expiring 09/11/12	Citibank NA	PHP	7,568,250	181,493	181,126	(367)
Expiring 09/11/12	Citibank NA	PHP	2,347,315	54,500	56,177	1,677
Expiring 09/11/12	Citibank NA	PHP	2,325,839	54,900	55,663	763
Expiring 09/11/12	Citibank NA	PHP	1,873,154	44,700	44,829	129
Polish Zloty
Expiring 09/11/12	Citibank NA	PLN	386,285	114,800	115,019	219
Expiring 09/11/12	Citibank NA	PLN	185,769	54,500	55,314	814
Expiring 09/25/12	Citibank NA	PLN	2,743,279	782,635	815,593	32,958
Expiring 09/25/12	Citibank NA	PLN	1,455,774	430,000	432,810	2,810
Expiring 09/25/12	Citibank NA	PLN	117,408	35,000	34,906	(94)
Russian Ruble
Expiring 10/09/12	Citibank NA	RUB	7,705,038	231,070	236,284	5,214
Expiring 10/17/12	Citibank NA	RUB	10,555,025	325,000	323,234	(1,766)
Expiring 10/17/12	Citibank NA	RUB	10,335,223	309,614	316,503	6,889
Expiring 10/17/12	Citibank NA	RUB	3,599,200	110,000	110,221	221
Expiring 10/17/12	Citibank NA	RUB	2,902,282	89,400	88,879	(521)
Expiring 10/17/12	Goldman Sachs Group LP	RUB	3,291,000	100,000	100,783	783
Expiring 10/17/12	HSBC	RUB	3,033,880	91,250	92,909	1,659
Expiring 10/17/12	UBS AG	RUB	9,089,869	273,750	278,366	4,616
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	719,811	572,752	578,455	5,703
Expiring 10/18/12	Citibank NA	SGD	71,831	57,300	57,732	432
South African Rand
Expiring 09/11/12	Citibank NA	ZAR	455,794	54,500	54,745	245
Expiring 09/28/12	Citibank NA	ZAR	455,055	55,000	54,541	(459)
Expiring 09/28/12	Citibank NA	ZAR	92,369	11,100	11,071	(29)
Expiring 09/28/12	Credit Suisse International	ZAR	375,000	45,095	44,946	(149)
South Korean Won
Expiring 08/02/12	Citibank NA	KRW	345,192,701	300,848	305,311	4,463
Expiring 08/02/12	Citibank NA	KRW	179,001,975	155,986	158,321	2,335
Expiring 08/02/12	Citibank NA	KRW	64,368,675	56,700	56,932	232
Expiring 08/02/12	Citibank NA	KRW	159,120	139	141	2
Expiring 10/17/12	Citibank NA	KRW	321,050,681	279,844	282,557	2,713
Expiring 10/17/12	Citibank NA	KRW	210,568,500	182,500	185,321	2,821
Thai Baht
Expiring 09/11/12	Citibank NA	THB	1,723,290	54,500	54,587	87
Expiring 09/11/12	Citibank NA	THB	1,034,693	32,700	32,775	75
Expiring 09/24/12	Deutsche Bank AG	THB	1,000,608	31,439	31,668	229
Expiring 11/30/12	Citibank NA	THB	24,821,698	775,097	782,588	7,491
Expiring 11/30/12	Citibank NA	THB	10,968,281	345,400	345,812	412
Expiring 11/30/12	Citibank NA	THB	1,530,946	48,100	48,268	168
Expiring 11/30/12	Citibank NA	THB	1,162,416	36,571	36,649	78
Expiring 11/30/12	Citibank NA	THB	341,039	10,714	10,752	38
Expiring 11/30/12	UBS AG	THB	158,845	5,000	5,008	8
Turkish Lira
Expiring 09/10/12	Citibank NA	TRY	191,714	105,000	106,073	1,073
Expiring 09/10/12	Citibank NA	TRY	103,427	56,700	57,225	525
Expiring 09/10/12	Citibank NA	TRY	101,208	54,500	55,997	1,497
Expiring 09/10/12	Citibank NA	TRY	99,111	55,000	54,837	(163)
Expiring 09/10/12	Citibank NA	TRY	81,502	44,700	45,094	394
Expiring 09/28/12	Barclays Capital, Inc.	TRY	3,964,178	2,166,277	2,187,859	21,582
Expiring 09/28/12	Barclays Capital, Inc.	TRY	84,621	46,264	46,703	439
Expiring 09/28/12	Citibank NA	TRY	40,609	22,173	22,412	239

				$27,916,674	$28,076,358	$159,684

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real
Expiring 08/10/12	Citibank NA	BRL	90,287	45,939	43,975	1,964
Expiring 08/14/12	Citibank NA	BRL	283,387	137,300	137,919	(619)
Expiring 10/17/12	Citibank NA	BRL	1,762,803	852,296	848,236	4,060
Chilean Peso
Expiring 09/11/12	Citibank NA	CLP	47,186,500	95,000	97,104	(2,104)
Expiring 09/11/12	Citibank NA	CLP	18,054,400	36,400	37,154	(754)
Chinese Yuan Renminbi
Expiring 01/04/13	Morgan Stanley & Co., Inc.	CNY	1,794,240	280,000	279,509	491
Colombian Peso
Expiring 08/06/12	Citibank NA	COP	342,881,480	191,554	191,117	437
Expiring 08/06/12	Citibank NA	COP	130,801,840	72,700	72,907	(207)
Expiring 08/06/12	Citibank NA	COP	116,037,750	64,600	64,678	(78)
Expiring 08/06/12	Citibank NA	COP	95,756,400	53,600	53,373	227
Expiring 08/08/12	Citibank NA	COP	336,562,500	187,500	187,526	(26)
Expiring 08/08/12	Citibank NA	COP	324,269,550	180,300	180,676	(376)
Expiring 08/08/12	Citibank NA	COP	263,327,250	145,000	146,720	(1,720)
Expiring 08/08/12	Citibank NA	COP	146,801,875	81,500	81,795	(295)
Expiring 08/08/12	Citibank NA	COP	129,976,000	70,000	72,420	(2,420)
Expiring 08/08/12	Morgan Stanley & Co., Inc.	COP	411,750,000	225,000	229,418	(4,418)
Expiring 08/08/12	UBS AG	COP	57,381,127	31,985	31,972	13
Euro
Expiring 09/26/12	Citibank NA	EUR	6,991,439	8,434,556	8,608,334	(173,778)
Expiring 09/26/12	Citibank NA	EUR	107,600	131,940	132,484	(544)
Expiring 09/26/12	Citibank NA	EUR	70,000	85,985	86,189	(204)
Expiring 09/26/12	Citibank NA	EUR	55,000	67,646	67,720	(74)
Expiring 09/26/12	Citibank NA	EUR	55,000	67,532	67,720	(188)
Expiring 09/26/12	Citibank NA	EUR	45,000	55,076	55,407	(331)
Expiring 09/26/12	JPMorgan Chase Securities	EUR	55,000	67,531	67,720	(189)
Hungarian Forint
Expiring 09/25/12	Barclays Capital, Inc.	HUF	31,016,617	129,342	134,357	(5,015)
Expiring 09/26/12	Citibank NA	HUF	21,970,673	90,604	95,159	(4,555)
Indian Rupee
Expiring 10/05/12	Citibank NA	INR	4,130,451	72,700	73,279	(579)
Indonesian Rupiah
Expiring 09/17/12	Citibank NA	IDR	4,657,085,955	490,426	488,775	1,651
Expiring 10/29/12	Citibank NA	IDR	2,899,287,000	300,600	302,576	(1,976)
Malaysian Ringgit
Expiring 10/02/12	Citibank NA	MYR	510,794	160,400	162,499	(2,099)
Expiring 10/05/12	Citibank NA	MYR	231,513	72,700	73,637	(937)
Expiring 10/17/12	Citibank NA	MYR	1,326,723	419,120	421,655	(2,535)
Expiring 10/17/12	Citibank NA	MYR	534,315	168,793	169,814	(1,021)
Mexican Peso
Expiring 09/11/12	Citibank NA	MXN	4,987,389	365,000	373,468	(8,468)
Expiring 09/11/12	Citibank NA	MXN	497,785	36,400	37,275	(875)
Expiring 09/21/12	Citibank NA	MXN	3,902,834	294,317	291,984	2,333
Expiring 09/21/12	Citibank NA	MXN	40,816	3,059	3,054	5
Peruvian Nuevo Sol
Expiring 10/10/12	Citibank NA	PEN	2,185,570	817,861	827,598	(9,737)
Expiring 10/10/12	Citibank NA	PEN	386,834	145,700	146,480	(780)
Expiring 10/10/12	Citibank NA	PEN	57,890	21,800	21,921	(121)
Philippine Peso
Expiring 08/03/12	Citibank NA	PHP	3,804,030	87,600	91,119	(3,519)
Expiring 08/03/12	Citibank NA	PHP	2,740,530	64,300	65,645	(1,345)
Expiring 08/03/12	Citibank NA	PHP	1,081,459	25,100	25,905	(805)
Expiring 08/22/12	Citibank NA	PHP	57,783,078	1,343,792	1,383,523	(39,731)
Expiring 09/11/12	Citibank NA	PHP	2,427,650	57,500	58,099	(599)
Expiring 09/11/12	Citibank NA	PHP	1,534,952	36,400	36,735	(335)
Expiring 09/20/12	UBS AG	PHP	15,955,488	375,600	381,770	(6,170)
Russian Ruble
Expiring 10/17/12	Citibank NA	RUB	3,140,000	96,793	96,158	635
Expiring 10/17/12	Citibank NA	RUB	2,410,514	72,700	73,819	(1,119)
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	388,187	307,659	311,955	(4,296)
Expiring 09/24/12	Citibank NA	SGD	259,354	206,879	208,422	(1,543)

South African Rand
Expiring 09/28/12	Citibank NA	ZAR	2,985,600	362,189	357,839	4,350
Expiring 09/28/12	Citibank NA	ZAR	453,608	54,554	54,367	187
South Korean Won
Expiring 08/02/12	Citibank NA	KRW	321,050,681	281,007	283,959	(2,952)
Expiring 08/02/12	Citibank NA	KRW	262,316,000	229,650	232,010	(2,360)
Expiring 08/02/12	Citibank NA	KRW	5,355,790	4,624	4,737	(113)
Expiring 10/17/12	Goldman Sachs Group LP	KRW	63,373,125	54,750	55,775	(1,025)
Thai Baht
Expiring 11/30/12	Citibank NA	THB	1,990,695	62,174	62,763	(589)
Expiring 11/30/12	Citibank NA	THB	1,908,678	60,000	60,178	(178)
Expiring 11/30/12	Citibank NA	THB	1,597,875	50,000	50,378	(378)
Expiring 11/30/12	UBS AG	THB	2,926,114	91,250	92,256	(1,006)
Turkish Lira
Expiring 09/10/12	Barclays Capital, Inc.	TRY	101,129	55,000	55,953	(953)
Expiring 09/10/12	Citibank NA	TRY	66,947	36,400	37,041	(641)

				$19,265,683	$19,546,010	(280,327)

						$(120,643)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Interest rate swap agreements outstanding as of July 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(2)	Counterparty
MXN	8,000	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	$52,185	$—	$52,185	Barclays Bank PLC
MXN	3,000	02/28/22	6.440	28 Day Mexican Interbank Rate(1)	15,982	—	15,982	Barclays Bank PLC

					$68,167	$—	$68,167

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series' investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Argentina	$—	$375,000	$—
Brazil	—	4,550,225	—
Colombia	—	970,779	—
Costa Rica	—	525,000	—
Dominican Republic	—	170,614	—
Hungary	—	2,233,042	—
Indonesia	—	3,904,121	—
Malaysia	—	2,335,598	—
Mexico	—	2,774,714	454,563
Netherlands	—	199,096	—
Nigeria	—	147,895	—
Peru	—	1,770,754	—
Philippines	—	994,502	—
Poland	—	1,913,616	—
Russia	—	3,268,036	—
Singapore	—	161,313	—
South Africa	—	3,550,226	—
Thailand	—	1,412,854	—
Turkey	—	1,791,135	—
Ukraine	—	228,275	—
United Arab Emirates	—	439,414	—
Uruguay	—	161,193	—
Venezuela	—	1,210,892	—
Affiliated Money Market Mutual Fund	1,257,870	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(120,643)	—
Interest Rate Swap Agreements	—	68,167	—

Total	$1,257,870	$35,035,818	$454,563

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 10/31/11	$1,275,437
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	973
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(821,847)

Balance as of 07/31/12	$454,563

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $973 was included in Net Assets relating to securities held at the reporting period end.

It is the Series’ policy to recognize transfers in and transfers out of Level 3 at the fair value as of the beginning of period. At the reporting period end, there was one foreign bond that transferred out of Level 3 as a result of being priced by a vendor.

Included in the table above, under Level 3 securities are foreign bonds being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities using fixed income securities valuation model.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 was as follows:

Foreign Government Obligations	71.8%
Foreign Agencies	20.7
Affiliated Money Market Mutual Fund	3.4
Foreign Corporations	3.2

99.1
Other assets in excess of liabilities	0.9

Net Assets	100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Brazil — 6.7%
17,987	Arezzo Industria e Comercio SA	$ 282,374
7,800	BTG Pactual Participations Ltd., 144A*	114,838
14,758	BTG Pactual Participations Ltd.*	217,279
46,776	OdontoPrev SA	225,754
32,830	Raia Drogasil SA	368,801

		1,209,046

China — 3.1%
1,222	Baidu, Inc., ADR*	147,275
13,809	Tencent Holdings Ltd.	409,982

		557,257

Denmark — 3.4%
4,011	Novo Nordisk A/S (Class B Stock)	618,447

France — 2.1%
3,079	Remy Cointreau SA	363,361

Germany — 2.9%
4,452	Adidas AG	333,911
3,030	SAP AG	192,294

		526,205

Hong Kong — 2.0%
152,629	China Overseas Land & Investment Ltd.	358,512

Ireland — 1.8%
11,111	Shire PLC	320,497

Italy — 3.7%
7,673	Luxottica Group SpA	263,055
58,637	Prada SpA	402,679

		665,734

Macau — 1.1%
67,217	Sands China Ltd.	197,169

South Africa — 1.9%
22,805	Mr Price Group Ltd.	339,460

South Korea — 3.5%
374	Orion Corp.	295,831
285	Samsung Electronics Co. Ltd.	327,614

		623,445

Spain — 2.6%
4,479	Inditex SA	460,980

Thailand — 1.6%
266,301	CP ALL PCL	287,710

United Kingdom — 8.2%
6,598	Aggreko PLC	210,599
32,327	ARM Holdings PLC	279,645
21,491	BG Group PLC	423,054
15,774	Burberry Group PLC	308,916
19,112	Rolls-Royce Holdings PLC	254,049

		1,476,263

United States — 53.6%
6,258	Alexion Pharmaceuticals, Inc.*	656,151
1,316	Amazon.com, Inc.*	307,023
4,647	American Express Co.	268,178
3,108	Anadarko Petroleum Corp.	215,820
2,734	Apple, Inc.*	1,669,818
2,212	Credicorp Ltd.	256,459
7,203	eBay, Inc.*	319,093
5,283	Estee Lauder Cos., Inc. (The)	276,724
3,028	Facebook, Inc. (Class A Stock)*	65,738
6,662	FMC Technologies, Inc.*	300,590
10,655	Home Depot, Inc. (The)	555,978
3,719	LinkedIn Corp. (Class A Stock)*	381,755
2,469	Lululemon Athletica, Inc.*	139,449
1,374	MasterCard, Inc. (Class A Stock)	599,847
12,999	Michael Kors Holdings Ltd.*	536,729
3,439	Monsanto Co.	294,447
4,377	National Oilwell Varco, Inc.	316,457
1,064	priceline.com, Inc.*	704,091
5,161	Red Hat, Inc.*	276,939
2,584	Salesforce.com, Inc.*	321,346
1,944	Teradata Corp.*	131,453
3,318	Tesla Motors, Inc.*	90,980
8,335	TJX Cos., Inc.	369,074
2,017	TransDigm Group, Inc.*	248,817

3,470	VMware, Inc. (Class A Stock)*	314,937

		9,617,893
	TOTAL LONG-TERM INVESTMENTS (cost $17,936,040)	17,621,979

SHORT-TERM INVESTMENT — 2.2%
Affiliated Money Market Mutual Fund
401,653	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $401,653)(a)	401,653

	TOTAL INVESTMENTS — 100.4% (cost $18,337,693)(b)	18,023,632
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4%)	(73,724)

	NET ASSETS — 100.0%	$17,949,908

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of July 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$18,337,693	$634,123	$(948,184)	$(314,061)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$1,209,046	$—	$—
China	147,275	409,982	—
Denmark	—	618,447	—
France	—	363,361	—
Germany	—	526,205	—
Hong Kong	—	358,512	—
Ireland	—	320,497	—
Italy	—	665,734	—
Macau	—	197,169	—
South Africa	—	339,460	—
South Korea	—	623,445	—
Spain	—	460,980	—
Thailand	—	287,710	—
United Kingdom	—	1,476,263	—
United States	9,617,893	—	—
Affiliated Money Market Mutual Fund	401,653	—	—

Total	$11,375,867	$6,647,765	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2012 was as follows:

Textiles, Apparel & Luxury Goods	15.2%
Computers & Peripherals	9.3
Internet Software & Services	7.4
Specialty Retail	7.0
Software	6.2
Internet & Catalog Retail	5.6
Pharmaceuticals	5.2
IT Services	4.1
Biotechnology	3.7
Food & Staples Retailing	3.7
Oil, Gas & Consumable Fuels	3.6
Energy Equipment & Services	3.4
Semiconductors & Semiconductor Equipment	3.4
Aerospace & Defense	2.8
Affiliated Money Market Mutual Fund	2.2
Beverages	2.0
Real Estate Management & Development	2.0
Diversified Financial Services	1.9
Chemicals	1.6
Food Products	1.6
Consumer Finance	1.5
Personal Products	1.5
Commercial Banks	1.4
Healthcare Providers & Services	1.3
Commercial Services & Supplies	1.2
Hotels, Restaurants & Leisure	1.1
Automobiles	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Belgium — 1.7%
2,267	Anheuser-Busch InBev NV	$ 179,373

Brazil — 8.7%
6,242	Arezzo Industria e Comercio SA	97,992
14,315	Grupo BTG Pactual*	210,757
6,557	Cia de Bebidas das Americas	204,467
8,115	Mills Estruturas e Servicos de Engenharia SA	110,407
23,301	OdontoPrev SA	112,457
15,665	Raia Drogasil SA	175,975

		912,055

China — 3.4%
894	Baidu, Inc., ADR*	107,745
8,581	Tencent Holdings Ltd.	254,765

		362,510

Colombia — 2.2%
4,127	Ecopetrol SA, ADR	236,188

Denmark — 4.9%
3,315	Novo Nordisk A/S (Class B Stock)	511,132

France — 5.1%
2,185	Dassault Systemes SA	215,512
1,736	Remy Cointreau SA	204,870
1,107	Technip SA	116,208

		536,590

Germany — 7.1%
2,875	Adidas AG	215,633
1,457	Bayerische Motoren Werke AG	108,435
1,861	Fresenius SE & Co. KGaA	198,175
3,547	SAP AG	225,104

		747,347

Hong Kong — 2.0%
89,330	China Overseas Land & Investment Ltd.	209,828

Ireland — 5.5%
15,566	Experian PLC	230,813
12,060	Shire PLC	347,871

		578,684

Italy — 6.6%
7,090	Eni SpA	146,198
4,512	Luxottica Group SpA	154,686
36,838	Prada SpA	252,978
7,035	Salvatore Ferragamo Italia SpA	136,215

		690,077

Japan — 3.3%
748	FANUC Corp.	115,483
4,284	Unicharm Corp.	236,018

		351,501

Macau — 1.3%
45,355	Sands China Ltd.	133,041

Mexico — 1.8%
60,800	Corp. Inmobiliaria Vesta SAB de CV, 144A*	86,867
21,337	Mexichem SAB de CV	100,921

		187,788

South Africa — 4.8%
14,472	Mr Price Group Ltd.	215,420
3,006	Naspers Ltd. (Class N Stock)	163,068
18,896	Woolworths Holdings Ltd.	122,779

		501,267

South Korea — 5.9%
773	Hyundai Motor Co.	160,587
213	Orion Corp.	168,481
251	Samsung Electronics Co. Ltd.	288,530

		617,598

Spain — 3.0%
3,080	Inditex SA	316,995

Switzerland — 3.4%
1,470	Dufry AG*	178,990
533	Syngenta AG	181,743

		360,733

Taiwan — 1.4%
10,650	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148,780

Thailand — 1.3%
125,900	CP ALL PCL	136,022

Turkey — 1.3%
3,183	BIM Birlesik Magazalar AS	138,042

United Kingdom — 16.3%
3,777	Aggreko PLC	120,557
26,004	ARM Holdings PLC	224,948
13,195	BG Group PLC	259,746
8,512	Burberry Group PLC	166,698
19,598	Compass Group PLC	210,222
6,885	Diageo PLC	184,033
22,459	Rolls-Royce Holdings PLC	298,539
10,766	Standard Chartered PLC	246,455

		1,711,198

United States — 8.8%
4,466	Accenture PLC (Class A Stock)	269,300
1,045	Core Laboratories NV	116,580
1,860	Credicorp Ltd.	215,649
1,459	Lululemon Athletica, Inc.*	82,404
5,825	Michael Kors Holdings Ltd.*	240,514

		924,447

	TOTAL LONG-TERM INVESTMENTS (cost $9,934,894)	10,491,196

SHORT-TERM INVESTMENT — 0.2%
Affiliated Money Market Mutual Fund
24,885	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,885)(a)	24,885

	TOTAL INVESTMENTS — 100.0% (cost $9,959,779)(b)	10,516,081
	OTHER ASSETS IN EXCESS OF LIABILITIES	1,703

	NET ASSETS — 100.0%	$10,517,784

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(b)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$9,959,779	$666,808	$(110,506)	$556,302

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Belgium	$—	$179,373	$—
Brazil	912,055	—	—
China	107,745	254,765	—
Colombia	236,188	—	—
Denmark	—	511,132	—
France	—	536,590	—
Germany	—	747,347	—
Hong Kong	—	209,828	—
Ireland	—	578,684	—
Italy	—	690,077	—
Japan	—	351,501	—
Macau	—	133,041	—
Mexico	187,788	—	—
South Africa	—	501,267	—
South Korea	—	617,598	—
Spain	—	316,995	—
Switzerland	—	360,733	—
Taiwan	148,780	—	—

Thailand	—	136,022	—
Turkey	—	138,042	—
United Kingdom	—	1,711,198	—
United States	924,447	—	—
Affiliated Money Market Mutual Fund	24,885	—	—

Total	$2,541,888	$7,974,193	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 were as follows:

Textiles, Apparel & Luxury Goods	12.8%
Pharmaceuticals	8.2
Beverages	7.3
Specialty Retail	6.8
Semiconductors & Semiconductor Equipment	6.3
Oil, Gas & Consumable Fuels	6.1
Commercial Banks	4.4
Food & Staples Retailing	4.3
Software	4.2
Internet Software & Services	3.4
Hotels, Restaurants & Leisure	3.3
Healthcare Providers & Services	3.0
Aerospace & Defense	2.8
Real Estate Management & Development	2.8
Chemicals	2.7
Automobiles	2.6
IT Services	2.6
Energy Equipment & Services	2.2
Household Products	2.2
Professional Services	2.2
Diversified Financial Services	2.0
Food Products	1.6
Media	1.6
Multiline Retail	1.2
Commercial Services & Supplies	1.1
Machinery	1.1
Trading Companies & Distributors	1.0
Affiliated Money Market Mutual Fund	0.2

100.0%
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Funds’ Schedule of Investments.The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives, such as option contracts, foreign currency contracts and swap agreements are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.